PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2013	2012
Land and land improvements	$40,802	$41,550
Buildings	108,231	107,939
Furniture and fixtures	59,563	63,248
Leasehold improvements	19,070	23,941
Construction in progress	184	4,653
	227,850	241,331

Less accumulated depreciation and amortization	90,740	94,615
Total	$137,110	$146,716

Rental expense recorded under operating leases in 2013, 2012 and 2011 was $8.3 million, $7.5 million and $9.5 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2014	$7,527
2015	6,903
2016	5,935
2017	4,733
2018	4,046
Thereafter	18,840
Total	$47,984